Operating Leases (Details) - Schedule of lease term and discount rate	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of lease term and discount rate [Abstract]
Weighted-average remaining lease term (years) – operating leases	1 year 11 months 26 days	2 years 2 months 1 day
Weighted average discount rate – operating leases	5.28%	4.89%